Acquisitions, Goodwill, And Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Acquisitions Goodwill And Other Intangible Assets [Abstract]
Schedule Of Goodwill
Goodwill

	Balance as of December 31, 2022	Acquisitions	Foreign exchange and other	Balance as of March 31, 2023
Imaging	$4,409	$—	$4	$4,413
Ultrasound	3,835	105	1	3,941
PCS	2,036	—	1	2,037
PDx	2,533	—	—	2,533

Total Goodwill	$12,813	$105	$6	$12,924

Changes in Goodwill Balances

	Imaging	Ultrasound	PCS	PDx	Total
Balance at January 1, 2021	$4,449	$2,868	$2,058	$2,493	$11,868

Acquisitions	1	1,020	—	43	1,064
Foreign currency exchange and other (a)	(17)	(12)	(9)	(2)	(40)

Balance at December 31, 2021	4,433	3,876	2,049	2,534	12,892

Acquisitions	—	—	—	—	—
Foreign currency exchange and other (a)	(24)	(41)	(13)	(1)	(79)

Balance at December 31, 2022	$4,409	$3,835	$2,036	$2,533	$12,813

(a)
Other includes purchase accounting adjustments related to the acquisition of BK Medical which closed on December 21, 2021. There were no significant changes for the 12 months ended December 31, 2022 to the preliminary fair values that were recognized as of December 31, 2021.

Schedule Of Intangible Assets
Intangible Assets

	As of December 31, 2022			As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer-related	$60	$(10)	$50	$64	$(9)	$55
Patents and technology	2,544	(1,815)	729	2,556	(1,713)	843
Capitalized software	2,309	(1,638)	671	2,500	(1,610)	890
Trademarks and other	35	(27)	8	43	(32)	11
Indefinite-lived assets (a)	62	—	62	48	—	48

Total	$5,010	$(3,490)	$1,520	$5,211	$(3,364)	$1,847

(a)	Indefinite-lived intangible assets primarily relate to acquired IPR&D prior to project completion and are not amortized.

Schedule Of Estimated Intangible Pre-tax Amortization	Estimated Intangible Pre-tax Amortization

	2023	2024	2025	2026	2027
Estimated annual pre-tax amortization	$357	$295	$248	$193	$106